Pension and Other Postretirement Benefit Plans	11 Months Ended
Dec. 29, 2013
Compensation and Retirement Disclosure [Abstract]
Pensions and Other Postretirement Benefit Plans
Pension and Other Postretirement Benefit Plans
Pension Plans:
The Company maintains retirement plans for the majority of its employees. Current defined benefit plans are provided primarily for domestic union and foreign employees. Defined contribution plans are provided for the majority of its domestic non-union hourly and salaried employees as well as certain employees in foreign locations.
Other Postretirement Benefit Plans:
The Company provides health care and life insurance benefits for retired employees and their eligible dependents. Certain of the Company’s U.S. and Canadian employees may become eligible for such benefits. The Company currently does not fund these benefit arrangements until claims occur and may modify plan provisions or terminate plans at its discretion.
Measurement Date:
The Company uses the last day of its fiscal year as the measurement date for all of its defined benefit plans and other postretirement benefit plans.
Obligations and Funded Status:
The following table sets forth the changes in benefit obligation, plan assets and funded status of the Company’s principal defined benefit plans and other postretirement benefit plans at December 29, 2013, June 7, 2013, April 28, 2013 and April 29, 2012.

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Change in Benefit Obligation:
Benefit obligation at the beginning of the period	$3,152,003	$3,271,566	$2,930,347	$2,765,316	$250,633	$257,317	$249,017	$234,431
Service cost	20,684	3,967	31,580	33,719	3,550	743	6,486	5,967
Interest cost	71,850	13,557	132,110	139,525	5,053	938	9,923	11,457
Participants’ contributions	1,298	186	2,294	2,281	376	56	659	712
Amendments	—	—	(145)	3,396	(20,603)	—	—	735
Actuarial (gain) loss	(72,118)	(91,756)	428,881	196,606	(19,570)	(6,038)	9,153	17,278
Settlement	(113,075)	—	(11,971)	(1,854)	—	—	—	—
Curtailment	(3,167)	—	—	—	(1,017)	—	—	—
Special/contractual termination benefits	36,385	17,230	—	—	—	—	—	—
Annuity plan transfers	81,144	—	—	—	—	—	—	—
Benefits paid	(93,630)	(13,191)	(157,672)	(152,342)	(8,372)	(1,485)	(15,760)	(19,574)
Translation adjustments	144,018	(49,556)	(83,858)	(56,300)	(1,871)	(898)	(2,161)	(1,989)
Benefit obligation at the end of the period	$3,225,392	$3,152,003	$3,271,566	$2,930,347	$208,179	$250,633	$257,317	$249,017
Change in Plan Assets:
Fair value of plan assets at the beginning of the period	$3,334,138	$3,379,143	$3,140,834	$3,261,881	$—	$—	$—	$—
Actual return on plan assets	161,056	16,740	429,011	84,004	—	—	—	—
Settlement	(113,075)	—	(11,971)	(1,854)	—	—	—	—
Special/contractual termination benefits	(714)	—	—	—	—	—	—	—
Employer contribution	156,165	6,812	69,388	23,469	7,996	1,429	15,101	18,862
Participants’ contributions	1,298	186	2,294	2,281	376	56	659	712
Annuity plan transfers	41,149	—	—	—	—	—	—	—
Benefits paid	(93,630)	(13,191)	(157,672)	(152,342)	(8,372)	(1,485)	(15,760)	(19,574)
Translation adjustments	168,302	(55,552)	(92,741)	(76,605)		—	—	—
Fair value of plan assets at the end of the period	3,654,689	3,334,138	3,379,143	3,140,834	—	—	—	—
Funded status	$429,297	$182,135	$107,577	$210,487	$(208,179)	$(250,633)	$(257,317)	$(249,017)

The reductions in work force resulting from restructuring of the Company resulted in a reduction in both the accumulated benefit obligation and plan assets for certain defined benefit plans in the Successor period.

Amounts recognized in the consolidated balance sheets consist of the following:

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Other non-current assets	$502,143	$362,832	$287,467	$399,868	$—	$—	$—	$—
Other accrued liabilities	(3,309)	(73,593)	(32,271)	(15,943)	(14,625)	(15,679)	(16,998)	(17,565)
Other non-current liabilities	(69,537)	(107,104)	(147,619)	(173,438)	(193,554)	(234,954)	(240,319)	(231,452)
Net asset/(liabilities) recognized	$429,297	$182,135	$107,577	$210,487	$(208,179)	$(250,633)	$(257,317)	$(249,017)

The accumulated benefit obligation for all defined benefit pension plans was $2.96 billion at December 29, 2013, $3.11 billion at April 28, 2013 and $2.79 billion at April 29, 2012.
Certain of the Company’s pension plans have accumulated benefit obligations in excess of the fair value of plan assets. For these plans, the accumulated benefit obligations, projected benefit obligations and the fair value of plan assets at December 29, 2013, were $338.1 million, $339.1 million and $312.7 million, respectively. For pension plans having accumulated benefit obligations in excess of the fair value of plan assets, the accumulated benefit obligations, projected benefit obligations and the fair value of plan assets at April 28, 2013 were $631.7 million, $640.8 million, and $460.9 million, respectively. For pension plans having accumulated benefit obligations in excess of the fair value of plan assets at April 29, 2012, the accumulated benefit obligations, projected benefit obligations and the fair value of plan assets were $630.3 million, $642.3 million and $452.9 million, respectively.
Certain of the Company's pension plans have projected benefit obligations in excess of the fair value of plan assets. For these plans, the projected benefit obligations and the fair value of the plan assets at December 29, 2013 were $614.7 million and $585.5 million, respectively. For pension plans having projected benefit obligations in excess of the fair value of plan assets at April 28, 2013, the projected benefit obligations and the fair value of plan assets were $900.3 million and $720.5 million, respectively. For pension plans having projected benefit obligations in excess of the fair value of plan assets at April 29, 2012, the projected benefit obligations and the fair value of plan assets were $642.3 million and $452.9 million, respectively.
Components of Net Periodic Benefit Cost and Defined Contribution Plan Expense:
Total pension cost of the Company’s principal pension plans and postretirement plans consisted of the following:

	Successor	Predecessor				Successor	Predecessor
	Pension Benefits					Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In thousands)
Components of defined benefit net periodic benefit cost:
Service cost	$20,684	$3,967	$31,580	$33,719	$32,329	$3,550	$743	$6,486	$5,967	$6,311
Interest cost	71,850	13,557	132,110	139,525	142,133	5,053	938	9,923	11,457	12,712
Expected return on assets	(116,294)	(28,784)	(250,660)	(234,717)	(229,258)	—	—	—	—	—
Amortization of:
Prior service cost/(credit)	—	245	2,495	1,995	2,455	—	(677)	(6,178)	(6,127)	(5,155)
Net actuarial loss	—	10,460	75,897	83,800	77,687	—	222	1,803	1,095	1,604
Loss due to curtailment, settlement and special termination benefits	56,584	17,230	4,524	1,120	2,039	(1,017)	—	—	—	—
Net periodic benefit (income)/cost	32,824	16,675	(4,054)	25,442	27,385	7,586	1,226	12,034	12,392	15,472
Defined contribution plans	24,039	4,573	47,382	46,572	49,089	—	—	—	—	—
Total cost	$56,863	$21,248	$43,328	$72,014	$76,474	$7,586	$1,226	$12,034	$12,392	$15,472

The reductions in work force resulting from restructuring of the Company triggered curtailment and special termination benefit charges for certain defined benefit plans in the Successor period. The Company elected to accelerate vesting of benefits under certain supplemental retirement plans upon consummation of the Merger and such plans will be terminated within 364 days of the Merger. The expense associated with the accelerated vesting of $17.2 million was recognized in the Predecessor period ended June 7, 2013.
Accumulated Other Comprehensive Income:
Amounts recognized in accumulated other comprehensive loss, before tax, consist of the following:

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Net actuarial (gain)/loss	$(99,537)	$1,259,795	$1,349,614	$1,174,199	$(19,570)	$29,089	$35,349	$28,000
Prior service cost/(credit)	—	27,165	27,410	30,051	(20,603)	(6,619)	(7,296)	(13,474)
Net amount recognized	$(99,537)	$1,286,960	$1,377,024	$1,204,250	$(40,173)	$22,470	$28,053	$14,526

The change in other comprehensive loss related to pension benefit (gains) losses arising during the period was ($80.0 million), ($79.7 million), $255.7 million and $353.1 million for the Successor period from February 8, 2013 to December 29, 2013, the Predecessor period from April 29, 2013 to June 7, 2013, and fiscal years April 28, 2013 and April 29, 2012, respectively. The change in other comprehensive loss related to the reclassification of pension benefit losses to net income was $19.5 million, $10.7 million, $82.9 million and $87.3 million for the Successor period from February 8, 2013 to December 29, 2013, the Predecessor period from April 29, 2013 to June 7, 2013, and fiscal years April 28, 2013 and April 29, 2012, respectively.
The change in other comprehensive loss related to postretirement benefit (gains) losses arising during the period was ($41.2 million), ($6.0 million), $9.1 million and $18.0 million for the Successor period from February 8, 2013 to December 29, 2013, the Predecessor period from April 29, 2013 to June 7, 2013, and fiscal years April 28, 2013 and April 29, 2012, respectively. The change in other comprehensive loss related to the reclassification of postretirement benefit (losses) gains to net income was $(1.0) million, $0.4 million, $4.4 million and $5.0 million for the Successor period from February 8, 2013 to December 29, 2013, the Predecessor period from April 29, 2013 to June 7, 2013, and fiscal years April 28, 2013 and April 29, 2012, respectively.
Amounts in accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost/(credit) in the following fiscal year are as follows:

	Successor	Predecessor		Successor	Predecessor
	Pension Benefits			Other Retiree Benefits
	December 29, 2013	April 28, 2013	April 29, 2012	December 29, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Net actuarial (gain)/loss	$(62)	$95,772	$77,238	$—	$2,030	$1,803
Prior service cost/(credit)	—	2,253	2,569	(6,306)	(6,180)	(6,174)
Net amount recognized	$(62)	$98,025	$79,807	$(6,306)	$(4,150)	$(4,371)

Assumptions:
The weighted-average rates used in determining the projected benefit obligations for defined benefit pension plans and the accumulated postretirement benefit obligation for other postretirement plans were as follows:

	Successor	Predecessor			Successor	Predecessor
	Pension Benefits				Other Retiree Benefits
	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012	December 29, 2013	June 7, 2013	April 28, 2013	April 29, 2012
Discount rate	4.5%	4.1%	4.0%	4.8%	4.3%	3.7%	3.4%	4.1%
Compensation increase rate	3.7%	3.4%	3.5%	3.4%	—%	—%	—%	—%

The weighted-average rates used in determining the defined benefit plans’ net pension costs and net postretirement benefit costs were as follows:

	Successor	Predecessor				Successor	Predecessor
	Pension Benefits					Other Retiree Benefits
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
Expected rate of return	6.2%	8.1%	8.1%	8.2%	8.2%	—%	—%	—%	—%	—%
Discount rate	4.1%	4.0%	4.0%	4.8%	5.6%	3.7%	3.4%	3.4%	4.1%	5.5%
Compensation increase rate	3.5%	3.5%	3.5%	3.4%	4.0%	—%	—%	—%	—%	—%

The Company’s expected rate of return is determined based on a methodology that considers investment returns for certain asset classes over historic periods of various durations, in conjunction with the long-term outlook for inflation (i.e. “building block” approach). This methodology is applied to the actual asset allocation, which is in line with the investment policy guidelines for each plan. The Company also considers long-term rates of return for each asset class based on projections from consultants and investment advisors regarding the expectations of future investment performance of capital markets.
The weighted-average assumed annual composite rate of increase in the per capita cost of company-provided health care benefits begins at 6.0% for 2014, gradually decreases to 4.8% by 2021 and remains at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for postretirement medical benefits.

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(In thousands)
Effect on total service and interest cost components	$863	$(763)
Effect on postretirement benefit obligations	$15,697	$(14,209)

Pension Plan Assets:
The underlying basis of the investment strategy of the Company’s defined benefit plans is to ensure that pension funds are available to meet the plans’ benefit obligations when they are due. The Company’s investment objectives include: investing plan assets in a high-quality, diversified manner in order to maintain the security of the funds; achieving an optimal return on plan assets within specified risk tolerances; and investing according to local regulations and requirements specific to each country in which a defined benefit plan operates. The investment strategy expects equity investments to yield a higher return over the long term than fixed income securities, while fixed income securities are expected to provide certain matching characteristics to the plans’ benefit payment cash flow requirements. Company common stock held as part of the equity securities amounted to less than one percent of plan assets at April 28, 2013 and April 29, 2012. The Company’s investment policy specifies the type of investment vehicles appropriate for the applicable plan, asset allocation guidelines, criteria for the selection of investment managers, procedures to monitor overall investment performance as well as investment manager performance. It also provides guidelines enabling the applicable plan fiduciaries to fulfill their responsibilities.
The Company’s defined benefit pension plans’ weighted average actual and target asset allocation at December 29, 2013, April 28, 2013 and April 29, 2012 were as follows:

	Successor	Predecessor		Successor	Predecessor
	Plan Assets at			Target Allocation at
Asset Category	December 29, 2013	April 28, 2013	April 29, 2012	December 29, 2013	April 28, 2013	April 29, 2012
Equity securities	53%	62%	61%	58%	58%	59%
Debt securities	26%	29%	31%	33%	33%	32%
Real estate	8%	8%	7%	8%	8%	8%
Cash and cash equivalents	13%	1%	1%	1%	1%	1%
	100%	100%	100%	100%	100%	100%

The following section describes the valuation methodologies used to measure the fair value of pension plan assets, including an indication of the level in the fair value hierarchy in which each type of asset is generally classified.
Equity Securities.  These securities consist of direct investments in the stock of publicly traded companies. Such investments are valued based on the closing price reported in an active market on which the individual securities are traded. As such, the direct investments are classified as Level 1.
Equity Securities (mutual and pooled funds).  Mutual funds are valued at the net asset value of shares held by the applicable plan at year end. As such, these mutual fund investments are classified as Level 1. Pooled funds are similar in nature to retail mutual funds, but are more efficient for institutional investors than retail mutual funds. As pooled funds are only accessible by institutional investors, the net asset value is not readily observable by non-institutional investors; therefore, pooled funds are classified as Level 2.
Fixed Income Securities.  These securities consist of publicly traded U.S. and non-U.S. fixed interest obligations (principally corporate bonds and debentures). Such investments are valued through consultation and evaluation with brokers in the institutional market using quoted prices and other observable market data. As such, a portion of these securities are included in Levels 1, 2, and 3.
Other Investments.  Primarily consist of real estate and private equity holdings. Direct investments of real estate and private equity are valued by investment managers based on the most recent financial information available, which typically represents significant observable data. As such, these investments are generally classified as Level 3.
Cash and Cash Equivalents.  This consists of direct cash holdings and institutional short-term investment vehicles. Direct cash holdings are valued based on cost, which approximates fair value and are classified as Level 1. Institutional short-term investment vehicles are valued daily and are classified as Level 2.

	Successor
	December 29, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity Securities	$624,154	$—	$—	$624,154
Equity Securities (mutual and pooled funds)	126,001	1,187,306	—	1,313,307
Fixed Income Securities	44,621	886,388	11,235	942,244
Other Investments	—	—	296,880	296,880
Cash and Cash Equivalents	77,761	400,342	—	478,103
Total	$872,537	$2,474,036	$308,115	$3,654,688

	Predecessor
	April 28, 2013
Asset Category	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity Securities	$882,081	$—	$—	$882,081
Equity Securities (mutual and pooled funds)	182,723	1,057,111	—	1,239,834
Fixed Income Securities	49,577	919,383	11,336	980,296
Other Investments	—	—	256,781	256,781
Cash and Cash Equivalents	6,787	13,364	—	20,151
Total	$1,121,168	$1,989,858	$268,117	$3,379,143

	Predecessor
	April 29, 2012
Asset Category	Level 1	Level 2	Level 3	Total
	(In thousands)
Equity Securities	$822,184	$—	$—	$822,184
Equity Securities (mutual and pooled funds)	147,865	943,745	—	1,091,610
Fixed Income Securities	76,032	894,978	10,486	981,496
Other Investments	—	—	216,234	216,234
Cash and Cash Equivalents	10,335	18,975	—	29,310
Total	$1,056,416	$1,857,698	$226,720	$3,140,834

Level 3 Gains and Losses:
Changes in the fair value of the Plan’s Level 3 assets are summarized as follows:

	Successor
	Fair Value April 28, 2013	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value December 29, 2013
	(In thousands)
Fixed Income Securities	$11,336	$—	$—	$—	$—	$(101)	$11,235
Other Investments	256,781	8,211	—	(767)	741	31,914	296,880
Total	$268,117	$8,211	$—	$(767)	$741	$31,813	$308,115

	Predecessor
	Fair Value April 29, 2012	Acquisitions	Transfers Out	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value April 28, 2013
	(In thousands)
Fixed Income Securities	$10,486	$—	$—	$—	$—	$850	$11,336
Other Investments	216,234	58,701	(10,498)	(3,605)	(6,637)	2,586	256,781
Total	$226,720	$58,701	$(10,498)	$(3,605)	$(6,637)	$3,436	$268,117

	Predecessor
	Fair Value April 27, 2011	Acquisitions	Transfers In	Dispositions	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Fair Value April 29, 2012
	(In thousands)
Fixed Income Securities	$9,649	$—	$—	$—	$—	$837	$10,486
Other Investments	131,095	96,938	10,138	(21,262)	753	(1,428)	216,234
Total	$140,744	$96,938	$10,138	$(21,262)	$753	$(591)	$226,720

Cash Flows:
The Company contributed $152.1 million and $6.8 million to the defined benefit plans in the Successor period February 8, 2013 to December 29, 2013 and the Predecessor period April 29, 2013 to June 7, 2013, respectively, $28.3 million of which was discretionary. The Company funds its U.S. defined benefit plans in accordance with IRS regulations, while foreign defined benefit plans are funded in accordance with local laws and regulations in each respective country. Discretionary contributions to the pension funds may also be made by the Company from time to time. Defined benefit plan contributions for the next fiscal year are expected to be approximately $67 million; however, actual contributions may be affected by pension asset and liability valuation changes during the year.
The Company paid $8.0 million and $1.4 million for benefits in the postretirement medical plans in the Successor period February 8, 2013 to December 29, 2013 and the Predecessor period April 29, 2013 to June 7, 2013, respectively. The Company makes payments on claims as they occur during the fiscal year. Payments for the next fiscal year are expected to be approximately $14.7 million.
Benefit payments expected in future years are as follows:

	Pension Benefits	Other Retiree Benefits
	(In thousands)
2014	$168,604	$14,674
2015	$166,798	$15,522
2016	$170,395	$16,334
2017	$173,630	$16,959
2018	$176,858	$17,244
Years 2019-2023	$923,753	$84,295

Hawk Acquisition Holding Corporation has agreed that for purposes of eligibility, vesting, level of benefits and benefit accrual under employee benefit plans in which the Company's employees are eligible to participate, it will recognize service with the Company and its subsidiaries to the same extent that service was recognized under comparable Company employee benefit plans prior to the merger.